Acquisition of OceanGeo - Narrative (Details) - OceanGeo [Member] - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2014	Dec. 31, 2014	Dec. 31, 2015	Jan. 31, 2014	Oct. 31, 2013	Feb. 28, 2013
Business Acquisition [Line Items]
Increase in ownership percentage	30.00%			40.00%		30.00%
Percentage of ownership interest	100.00%			70.00%
Maximum advance capacity					$ 25,000,000.0
Working capital loan to investee			$ 40,500,000		$ 18,900,000
Total consideration	$ 6,000,000
Acquisition related costs		$ 1,300,000